Non-Cash Share-Based Compensation - Summary of Changes in Employee Shares (Details) - Performance and Service Based	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	47,332
Number of Shares, Vested | shares	(15,487)
Number of Shares, Forfeited | shares	(4,816)
Number of Shares, Unvested balance | shares	27,029
Weighted Average Grant Date Fair Value, Unvested balance	$ 10.82
Weighted Average Grant Date Fair Value, Granted	0.00
Weighted Average Grant Date Fair Value, Vested	8.81
Weighted Average Grant Date Fair Value, Forfeited	11.36
Weighted Average Grant Date Fair Value, Unvested balance	$ 10.42